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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 12b-25 NOTIFICATION OF LATE FILING	OMB Number: 3235-0058 Expires: April 30, 2009 Estimated average burden hours per response . . . 2.50
SEC FILE NUMBER 333-97721
CUSIP NUMBER 339099103

(Check one):	☐ Form 10-K	☐ Form 20-F	☐ Form 11-K	☒ Form 10-Q	☐ Form N-SAR
☐ Form N-CSR

	For Period Ended:	January 25, 2009
☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on N-SAR
For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

FLEETWOOD ENTERPRISES, INC.
Full Name of Registrant

N/A
Former Name if Applicable

3152 Myers Street
Address of Principal Executive Office (Street and Number)

Riverside, California 92503
City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
☒	(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

On March 10, 2009, Fleetwood Enterprises, Inc. (the “Company”) and certain of its direct and indirect subsidiaries filed voluntary petitions for reorganization relief under the provisions of chapter 11 of title 11 of the United States Code in the United States Bankruptcy Court for the Central District of California, Riverside Division (the “Bankruptcy Court”).  The Company’s chapter 11 case is being jointly administered with those of its subsidiaries (collectively, the “Chapter 11 Cases”) under the Company’s caption and case number, In re: Fleetwood Enterprises, Inc. et al., Chapter 11 Case No. 09-14254-MJ.

The Company’s Quarterly Report on Form 10-Q for the quarter ended January 25, 2009 and the financial statements to be included therein (the “Form 10-Q”) could not be prepared and filed by the Company within the prescribed date without unreasonable effort or expense, as the Company’s management and other resources were focused on the preparation of documents and schedules for submittal to the Bankruptcy Court in connection with the Bankruptcy Cases.  The Company will file the Form 10-Q on the date hereof.

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification
	Leonard J. McGill	951	351-3500
	(Name)	(Area Code)	(Telephone Number)

(2)

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

			☒ Yes ☐ No

(3)

Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

			☒ Yes ☐ No

	If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

The Company will file its Quarterly Report on Form 10-Q for the quarter ended January 25, 2009 and the financial statements to be included therein (the “Form 10-Q”) on the date hereof.  For an explanation of any significant changes in results of operations from the corresponding period for the last fiscal year reflected by the earnings statements to be included in the Form 10-Q, please see the Form 10-Q when filed.

FLEETWOOD ENTERPRISES, INC.

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	April 20, 2009	By	/s/ Leonard J. McGill
Leonard J. McGill
Senior Vice President, Corporate Development,
General Counsel and Secretary

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative’s authority to sign on behalf of the registrant shall be filed with the form.